:: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2019 (unaudited)

Repurchase Agreements (86.2%)

	Principal Amount	Value
HSBC Securities (USA), Inc., 2.25%, 8/1/19, dated 7/31/19, with a repurchase price of $75,005 (Collateralized by $161,000 U.S. Treasury STRIPS, 2.67%†, 8/15/47, total value $76,526)	$75,000	$75,000
NatWest Markets Securities, Inc., 2.45%, 8/1/19, dated 7/31/19, with a repurchase price of $123,008 (Collateralized by $123,700 U.S. Treasury Notes, 2.75%, 11/30/20, total value $125,505)	123,000	123,000
RBC Capital Markets, LLC, 2.31%, 8/1/19, dated 7/31/19, with a repurchase price of $75,005 (Collateralized by $75,200 U.S. Treasury Notes, 2.125%, 5/15/25, total value $76,516)	75,000	75,000
Societe’ Generale, 2.43%, 8/1/19, dated 7/31/19, with a repurchase price of $166,011 (Collateralized by $156,600 U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, 4/15/20, total value $169,393)	166,000	166,000
UMB Financial Corp., 2.31%, 8/1/19, dated 7/31/19, with a repurchase price of $117,008 (Collateralized by $119,300 U.S. Treasury Notes, 1.875%, 12/31/19, total value $119,350)	117,000	117,000

TOTAL REPURCHASE AGREEMENTS
(Cost $556,000)		556,000

TOTAL INVESTMENT SECURITIES
(Cost $556,000) - 86.2%		556,000
Net other assets (liabilities) - 13.8%		88,890

NET ASSETS - (100.0%)		$644,890

STRIPS	Separate Trading of Registered Interest and Principal of Securities.

†	Represents the effective yield or interest rate in effect at July 31, 2019.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Future Contracts	5	10/1/19	$(588,125)	$368

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (a)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2019(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 32	Daily	5.00%	6/20/24	3.28%	$603,900	$(44,858)	$(36,577)	$(8,281)	$2,856

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

:: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2019 (unaudited)

U.S. Treasury Obligation (63.8%)

	Principal Amount	Value
U.S. Treasury Notes, 1.75%, 7/31/24	$20,250,000	$20,173,271
TOTAL U.S. TREASURY OBLIGATION
(Cost $20,171,734)		20,173,271

TOTAL INVESTMENT SECURITIES
(Cost $20,171,734) - 63.8%		20,173,271
Net other assets (liabilities) - 36.2%		11,468,994

NET ASSETS - (100.0%)		$31,642,265

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Future Contracts	17	10/1/19	$1,999,625	$6,281

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2019(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 32	Daily	5.00%	6/20/24	3.25%	$26,967,600	$2,001,721	$1,655,465	$346,256	$(95,495)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.